TRADE ACCOUNTS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS AND NOTES PAYABLE
TRADE ACCOUNTS AND NOTES PAYABLE

11— TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2024	2023
Trade accounts payable	12,557	11,236
Notes payable	54	61
Total	12,611	11,297

Trade accounts payable usually represent invoices with a due date of 90 days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.